INTANGIBLE ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets
	As of
	March 31,	September 30,
	2026	2025
	$	$
Software, cost	11,635,900	11,635,900
Less: impairment	(10,346,769)	(10,346,769)
Less: accumulated amortization	(1,289,131)	(1,289,131)
Intangible assets, net	-	-